Related Party Transactions (Details) - USD ($)			1 Months Ended			3 Months Ended	7 Months Ended	9 Months Ended
	Jan. 14, 2022	Oct. 13, 2021	Dec. 31, 2021	Dec. 27, 2021	Jun. 25, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 30, 2021
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)			347,500			347,500	347,500	347,500
Common stock par value (in Dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Aggregate price							$ 3,475,000
Sponsor shares (in Shares)	224,328				224,328
Limited exceptions percentage							50.00%	50.00%
Aggregate purchase price	$ 259,136
Amount paid						$ 129,573		$ 129,573
Amount repaid						$ 199,163		199,163
Working capital loans								$ 1,500,000
Price per share (in Dollars per share)			$ 10			$ 10	$ 10	$ 10
Principal amount								$ 772,769
Business combination into additional private units								10
Balance outstanding promisorry note								772,769
Expensed related to the agreement						$ 20,000		50,000
Incurred agreement						$ 6,500		$ 19,500
IPO [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)									7,500,000
Aggregate units					$ 300,000
Sponsor fees				$ 10,000			$ 10,000
Private Placement Units [Member]
Related Party Transactions (Details) [Line Items]
Sponsor funded	179,463		$ 79,673				79,673
Aggregate purchase price	$ 45,540		$ 3,475,000				$ 3,475,000
Price per share (in Dollars per share)			$ 10			$ 10	$ 10	$ 10
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Shares of our common stock (in Shares)		1.5					1.5
Chief Financial Officer [Member]
Related Party Transactions (Details) [Line Items]
Entity affiliated			$ 6,500	$ 6,500			$ 6,500
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)		2,156,250
Aggregate price					$ 25,000
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)		281,250
Founder Shares [Member] | Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)					1,437,500
Common stock par value (in Dollars per share)					$ 0.0001
Founder Shares [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Common stock share (in Dollars per share)			$ 12.5			$ 12.5	$ 12.5	$ 12.5
Initial business combination percentage			50.00%			50.00%	50.00%	50.00%